Annual Total Returns [BarChart] - JPMorgan U.S. Sustainable Leaders Fund - CLASS I SHARES	Sep. 28, 2020
Bar Chart Table:
Annual Return 2010	15.25%
Annual Return 2011	0.21%
Annual Return 2012	19.21%
Annual Return 2013	35.47%
Annual Return 2014	13.33%
Annual Return 2015	0.48%
Annual Return 2016	9.94%
Annual Return 2017	21.28%
Annual Return 2018	(4.78%)
Annual Return 2019	29.93%